Income Tax (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure Of Income Tax Text Block Abstract
Schedule of consolidated statements of financial position
	December 31,
	2022	2021
Deferred taxes assets	$42,027	$46,364
Deferred tax liabilities	(59,465)	(78,135)
	$(17,438)	$(31,771)

Schedule of composition
	December 31,
	2022	2021
Net operating losses carried forward	$10,296	$8,775
Intangibles, fixed asset and right-of-use assets	(39,307)	(52,436)
Lease liability	(166)	484
Differences in measurement basis (cash basis for tax purposes)	2,213	3,084
Other	9,526	8,322
	$(17,438)	$(31,771)

Schedule of pre-tax income
	Year ended December 31,
	2022	2021	2020

Domestic (Israel)	$181,953	$137,213	$106,974
Foreign	47,757	46,798	36,782

Total	$256,710	$184,011	$143,756

Schedule of income tax (tax benefit)
	Year ended December 31,
	2022	2021	2020

Current taxes	$75,407	$52,956	$23,015
Deferred taxes	(20,172)	(10,342)	8,254

Total	$55,235	$42,614	$31,269

Schedule of consolidated statements of profit or loss
	Year ended December 31,
	2022	2021	2020

Income before income taxes, as per the statement of operations	$256,710	$184,011	$143,756

Statutory tax rate in Israel	23%	23%	23%

Tax computed at the statutory tax rate	59,043	42,323	33,064

Non-deductible expenses (non-taxable income) net and tax-deductible costs not included in the accounting costs	720	3,667	2,544
Effect of different tax rates	(1,273)	852	(774)
Release of trapped earnings (see note 22(a)(2)	711	3,531
Effect of “Approved, Beneficiary or Preferred Enterprise” status	(5,579)	(7,338)	(5,426)
Deferred taxes on current losses (utilization of carry forward losses) and temporary differences for which a valuation allowance was provided, net	448	(84)	1,877
Undistributed earnings	(461)	-	-
Taxes in respect of prior years	890	891	280
Uncertain tax positions	3,065	401	285
Other	(2,329)	(1,629)	(581)

Taxes on income	$55,235	$42,614	$31,269

Schedule of total unrecognized tax benefits
Balance as of January 1, 2021	$9,091

Decrease in tax positions	(1,457)
Increase in tax positions	2,906

Balance as of December 31, 2021	$10,540

Decrease in tax positions	(1,042)
Increase in tax positions	4,455
Statue limitation	(1,012)
Balance as of December 31, 2022	$12,941